CONVERTIBLE NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Converitble Debt, Activity [Table Text Block]
Carrying value of Convertible Notes at December 31, 2014	$274,123
Additional borrowings	172,870
Total principal	446,993
Less: conversion carrying value of convertible notes	(234,355)
Less: discount related to fair value of the embedded conversion feature	(152,870)
Less: discount related to original issue discount	(20,000)
Add: amortization of discount	127,528
Carrying value of Convertible Notes at March 31, 2015	$167,296

RM-DC Note	$1,217,392
MP Note	105,000
Total principal	1,322,392
Less: conversion of principal	(268,696)
Less: discount related to fair value of the embedded conversion feature	(1,074,426)
Less: discount related to original issue discount	(91,975)
Add: amortization of discount	386,828
Carrying value of Convertible Notes December 31, 2014	$274,123